Note 20 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Derivative Assets (Liabilities), at Fair Value, Net, Total	$ 17,417	$ (10,882)
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	1,126	406
Unsecured Debt [Member] | The Bond [Member]
Long-Term Debt, Fair Value	$ 101,151	$ 113,260